Debt and Credit Agreements - Summary of Revolving Credit Agreements (Details) - Revolving Credit Facility [Member] - USD ($) $ in Millions	Feb. 01, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 3,700
Commonwealth Edison Co [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		1,000
Commonwealth Edison Co [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000
Commonwealth Edison Co [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	1.00%
PECO Energy Co [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		600
PECO Energy Co [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 600
PECO Energy Co [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	0.90%
Baltimore Gas and Electric Company [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		600
Baltimore Gas and Electric Company [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 600
Baltimore Gas and Electric Company [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	0.90%
Potomac Electric Power Company [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		300
Potomac Electric Power Company [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300
Potomac Electric Power Company [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	1.075%
Delmarva Power & Light Company [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		300
Delmarva Power & Light Company [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300
Delmarva Power & Light Company [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	1.00%
Atlantic City Electric Company [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		300
Atlantic City Electric Company [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300
Atlantic City Electric Company [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	1.075%
Corporate, Non-Segment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 600
Corporate, Non-Segment [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 900
Corporate, Non-Segment [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Line of Credit Facility [Line Items]
Line of credit facility, interest rate at period end	1.275%